AXONIC ALTERNATIVE INCOME FUND – N-CEN for Period Ended October 31, 2019

Item G.1.b.iv, Information called for by Item 405 of Regulation S-K

Delinquent Section 16(a) Reports

Under Section 16(a) of the Securities Exchange Act of 1934, as amended, Section 30(h) of the 1940 Act and SEC regulations, certain of the Fund’s officers, the Fund’s Trustees and portfolio managers, persons owning more than 10% of the Fund’s shares and certain officers and directors of the Fund’s investment adviser are required to report their transactions in the Fund’s shares to the SEC. Based solely on the review by the Fund of the copies of such reports it received, the Fund believes that, during its fiscal period ended October 31, 2019 all filing requirements applicable to such persons were met except each of the initial Forms 3 of such persons were filed after the effective date of the Fund’s registration statement. At the request of the Fund, the Fund’s registration statement was declared effective by the SEC as of December 21, 2018 in advance of the impending government shutdown and the Forms 3 of such persons were filed between December 28, 2018 and January 9, 2019 and were accordingly filed late.